Leases - Navios Holdings Lease Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Leased Assets [Line Items]
Lease expenses	$ 126,719	$ 134,772	$ 131,048
Charter-in contracts
Operating Leased Assets [Line Items]
Lease expenses	123,666	131,552	128,097
Land lease agreements
Operating Leased Assets [Line Items]
Lease expenses	552	344	303
Office lease agreements
Operating Leased Assets [Line Items]
Lease expenses	2,501	2,876	2,648
Dry Bulk Vessel Operations
Operating Leased Assets [Line Items]
Lease expenses	121,626	133,612	128,504
Dry Bulk Vessel Operations | Charter-in contracts
Operating Leased Assets [Line Items]
Lease expenses	119,801	131,438	126,533
Dry Bulk Vessel Operations | Office lease agreements
Operating Leased Assets [Line Items]
Lease expenses	1,825	2,174	1,971
Logistic Business
Operating Leased Assets [Line Items]
Lease expenses	5,093	1,160	2,544
Logistic Business | Charter-in contracts
Operating Leased Assets [Line Items]
Lease expenses	3,865	114	1,564
Logistic Business | Land lease agreements
Operating Leased Assets [Line Items]
Lease expenses	552	344	303
Logistic Business | Office lease agreements
Operating Leased Assets [Line Items]
Lease expenses	$ 676	$ 702	$ 677